Short-Term and Long-Term Debts - Summary of Contractual Obligations Which Excludes the Impact of Discount of Time Value (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Debt Instruments [Abstract]
Payment due by period, less than 1 year	¥ 39,836,860	$ 5,794,031	¥ 18,875,000
Payment due by period, 1 - 2 years	390,350,385	56,774,109	187,730,068
Payment due by period, 2 - 3 years	103,217,828	15,012,410
Total	¥ 533,405,073	$ 77,580,550	¥ 206,605,068